Asset Retirement Obligations - Estimated Timing Of Cash Flows (Details) - Asset retirement obligation - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Total	$ 523,815	$ 640,951	$ 623,399
2026-2030	83,024
2031-2035	151,350
2036-2040	107,635
2041 and beyond	$ 181,806